Fair Value Measurements and Hedging	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Fair Value Measurements and Hedging

19.       Fair Value Measurements and Hedging:

The guidance for fair value measurements applies to all assets and liabilities that are being measured and reported on a fair value basis. This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The same guidance requires that assets and liabilities carried at fair value should be classified and disclosed in one of the following three categories based on the inputs used to determine its fair value:

Level 1: Quoted market prices in active markets for identical assets or liabilities;

Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data;

Level 3: Unobservable inputs that are not corroborated by market data.

In addition, ASC 815, “Derivatives and Hedging” requires companies to recognize all derivative instruments as either assets or liabilities at fair value in the balance sheet.

Fair value on a recurring basis:

Interest rate swaps:

The Company from time to time enters into interest rate derivative contracts to manage interest costs and risk associated with changing interest rates with respect to its variable interest loans and credit facilities.

In previous years, the Company entered into various interest rate swaps in order to convert a portion of its debt from floating to fixed rate. During the years ended December 31, 2023, 2024 and 2025, some of these interest rate swaps were early terminated or expired.

Until March 31, 2025, all of the Company’s interest rate swaps were designated and qualified as cash flow hedges and the effective portion of the unrealized gains/losses was recorded in “Other comprehensive income/(loss)”. On April 1, 2025, all of these were de-designated from cash flow hedges since they no longer met the hedging relationship criteria, and the unrealized loss from the de-designated interest rate swaps along with the interest received, which amounted to a net gain of $129, is included under “Gain/(Loss) on derivative financial instruments, net” in the consolidated income statement for the year ended December 31, 2025. In addition, a gain of $851 in connection with the amortization of the previously recognized amounts under the “Other comprehensive income/(loss)” is also included under “Gain/(Loss) on derivative financial instruments, net” in the consolidated income statement for the year ended December 31, 2025. In connection with the de-designation of certain interest rate swaps, during the years ended December 31, 2023 and 2024, the Company recognized losses of $3,539 and $1,964, respectively, which are separately reflected under “Gain/(Loss) on derivative financial instruments, net” in the consolidated income statement for the corresponding years.

As of December 31, 2025, the Company had no interest rate swaps in place.

In addition, during the twelve-month period ended December 31, 2025, in connection with the prepayment of the then existing ING Facility and SEB $39,000 Facility (Note 9), the Company early terminated the two related interest rate swap agreements and recorded a gain of $771, which is included under “Gain/(Loss) on debt extinguishment, net” in the consolidated income statement for the year ended December 31, 2025.

Foreign Currency Forward Contracts:

During 2023, the Company entered into six foreign currency forward contracts with maturities from April 2024 to September 2024, pursuant to which the Company would pay USD and receive AUD at an aggregate notional amount of AUD 8,040,000. These contracts were designated and qualified as cash flow hedges. The effective portion of the unrealized gains/(losses) from those contracts is recorded in “Other Comprehensive Income / (Loss)”. During 2024, a realized gain of $103 in connection with the foreign currency forward contracts was recognized under “Gain / (Loss) on derivative financial instruments, net” in the income statement for the year of the corresponding period.

19.       Fair Value Measurements and Hedging – (continued):

Fair value on a recurring basis – (continued):

Forward Freight Agreements (“FFAs”) and Bunker Swaps:

During the years ended December 31, 2023, 2024 and 2025, the Company entered into a certain number of FFAs on the Capesize, Panamax and Supramax indices and bunker swaps.

The amount of Gain/(loss) on FFAs and bunker swaps, net, on interest rate swaps and on foreign currency forward contracts recognized in the consolidated income statements are analyzed as follows:

	Years ended December 31,
	2023	2024	2025
Consolidated Income Statement
Gain/(loss) on derivative financial instruments, net
Realized gain/(loss) of de-designated accounting hedging relationship of interest rate swaps	—	335	1,192
Unrealized gain/(loss) of de-designated accounting hedging relationship of interest rate swaps	(3,539)	(2,299)	(212)
Realized gain/(loss) of foreign currency forward contracts	—	103	—
Total Gain/(loss) recognized	$(3,539)	$(1,861)	$980

Interest and finance costs
Reclassification adjustments of interest rate swap loss/(gain) transferred to Interest and finance costs from Other comprehensive income/(loss)	21,786	5,565	1,403
Total Gain/(loss) recognized	$21,786	$5,565	$1,403

Gain/(Loss) on FFAs and bunker swaps, net
Realized gain/(loss) on FFAs	1,923	(9,772)	2,250
Realized gain/(loss) on bunker swaps	6,403	68	2,205
Unrealized gain/(loss) on FFAs	(5,975)	5,639	553
Unrealized gain/(loss) on bunker swaps	(3,687)	32	(64)
Total Gain/(loss) recognized	$(1,336)	$(4,033)	$4,944

The following table summarizes the valuation of the Company’s derivative financial instruments as of December 31, 2024 and 2025 based on Level 1 quoted market prices in active markets.

19.       Fair Value Measurements and Hedging – (continued):

Fair value on a recurring basis – (continued):

		Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)
		December 31, 2024		December 31, 2025
	Balance Sheet Location	(not designated as cash flow hedges)	(designated as cash flow hedges)	(not designated as cash flow hedges)	(designated as cash flow hedges)
ASSETS
FFAs - current	Derivatives, current asset portion	$65	$—	$617	$—
Bunker swaps - current	Derivatives, current asset portion	63	—	—	—
Total		$128	$—	$617	$—

Certain of the Company’s derivative financial instruments discussed above require the Company to periodically post additional collateral depending on the level of any open position under such financial instruments, which as of December 31, 2024 and 2025 amounted to $732 and $540, respectively, and are included within “Restricted cash, current” in the consolidated balance sheets.

The following table summarizes the valuation of the Company’s derivative financial instruments as of December 31, 2024 and 2025, based on Level 2 observable market based inputs or unobservable inputs that are corroborated by market data.

		Significant Other Observable Inputs (Level 2)
		December 31, 2024		December 31, 2025
	Balance Sheet Location	(not designated as cash flow hedges)	(designated as cash flow hedges)	(not designated as cash flow hedges)	(designated as cash flow hedges)
ASSETS
Interest rate swaps - current	Derivatives, current asset portion	$—	$2,049	$—	$—
Interest rate swaps - non-current	Derivatives, non-current asset portion	—	330	—	—
Total		$—	$2,379	$—	$—

19.       Fair Value Measurements and Hedging – (continued):

Fair value on a recurring basis – (continued):

Investment in debt security:

The Company, as part of its short-term cash and liquidity management strategy during the year ended December 31, 2025 made the below investments:

i) In June 2025, the Company acquired a Tier 2 subordinated bond issued by Attica with a principal amount of €800,000 and a fixed annual interest rate of 7.375%, with interest payments to be made semi-annually. The bond was issued on June 13, 2025, matures on June 13, 2035, and is listed on the Luxembourg Stock Exchange.

ii) In December 2025, the Company invested in a common bond loan issued by Aktor. The principal amount was €425,000 and the bond carries a coupon equal to 4.700%, with interest payments to be made semi-annually. The bond was issued on December 15, 2025, matures on December 15, 2030 and is traded in Athens Stock Exchange.

The bonds are classified AFS debt securities under U.S. GAAP in accordance with ASC 320. The investments are included under “Other current assets” in the consolidated balance sheet as of December 31, 2025 and the unrealized gain/loss of the AFS Debt securities is recorded in “Other Comprehensive Income/(Loss)”.

The amortized cost and fair value of AFS debt securities, based on their quoted prices in active market (Level 1), as of December 31, 2025, are summarized as follows:

		December 31, 2025
	Balance Location	Amortized Cost	Unrealized gain/(loss)	Fair Value
AFS Debt Securities	Other current assets	$1,408	$109	$1,517
Total		$1,408	$109	$1,517

Financial Instruments:

Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and cash equivalents and restricted cash, trade accounts receivable and derivative contracts (including freight derivatives, bunker derivatives and interest rate swaps). The Company’s policy is to place its cash with financial institutions evaluated as being creditworthy and are therefore exposed to minimal credit risk. The Company may be exposed to credit risk in the event of non-performance by counter parties to derivative contracts. To manage this risk, the Company mainly selects freight derivatives and bunker swaps that clear through reputable clearing houses, such as European Energy Exchange (“EEX”), Singapore Exchange (“SGX”) or Intercontinental Exchange (“ICE”), as the case may be, and limits its exposure in over the counter transactions. The Company performs periodic evaluations of the relative credit standing of those financial institutions with which the Company transacts. In addition, the Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers’ financial condition.